TIME DEPOSIT	12 Months Ended
Dec. 31, 2012
TIME DEPOSIT [Abstract]
TIME DEPOSIT
13	TIME DEPOSIT
The time deposit is denominated in Renminbi, which carries fixed interest rate at 2.58% per annum and will be matured on December 31, 2013.